NON-CONTROLLING INTERESTS (Details - GP REU distributions and summary) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Non-controlling interests [member]
Disclosure of dividends [line items]
Distributions, Dollar			$ 151	$ 140
Non-controlling interests [member] | BRELP
Disclosure of dividends [line items]
Distributions, per share			$ 0.4225
Incentive Distribution, Percent			25.00%
Non-controlling interests [member] | LP Units | BRELP
Disclosure of dividends [line items]
Distributions, per share			$ 0.375
Incentive Distribution, Percent			15.00%
Non-controlling interests [member] | Redeemable/Exchangeable partnership units
Carrying value of:
Common units outstanding	129,658,623		129,658,623		129,658,623
Non-controlling interests [member] | GP interests
Disclosure of dividends [line items]
Distributions, Dollar			$ 23	17
Carrying value of:
Common units outstanding	2,651,506		2,651,506		2,651,506
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of summary financial information [line items]
Net (loss) income	$ 0	$ 1	$ 0	1
Net (loss) income attributable to:
Non-controlling interests	0	1	0	1
Carrying value of:
Non controlling Interests	$ 53		$ 53		$ 58
General partnership interest in a holding subsidiary held by Brookfield | BRELP
Disclosure of dividends [line items]
Owership percentage	1.00%		1.00%
General partnership interest in a holding subsidiary held by Brookfield | GP interests
Disclosure of dividends [line items]
Distributions, Dollar			$ 3	2
Incentive Distribution | GP interests
Disclosure of dividends [line items]
Distributions, Dollar			20	15
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of summary financial information [line items]
Net (loss) income	$ (1)	16	2	23
Net (loss) income attributable to:
Non-controlling interests	(1)	$ 16	2	23
Carrying value of:
Non controlling Interests	$ 2,609		2,609		$ 2,843
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield | Redeemable/Exchangeable partnership units
Disclosure of dividends [line items]
Distributions, Dollar			$ 128	$ 123